Provisions - Provisions for Judicial Proceedings (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	€ 1,894	€ 2,316
Current (see Note 15)	342	466
Non-current (see Note 12)	1,552	1,850
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	881	1,247
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	686	898
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	282	348	€ 440
Telefónica Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	78	121
Telefónica Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	137	176
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	189	253
Telefónica Brazil | Judicial Proceedings
Disclosure of other provisions [line items]
Other provisions	462	811
Current (see Note 15)	28	61
Non-current (see Note 12)	434	750
Telefónica Brazil | Judicial Proceedings | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	228	443
Telefónica Brazil | Judicial Proceedings | Labor claims
Disclosure of other provisions [line items]
Other provisions	38	70
Telefónica Brazil | Judicial Proceedings | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	149	232
Telefónica Brazil | Judicial Proceedings | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	42	58
Telefónica Brazil | Judicial Proceedings | Garnishments
Disclosure of other provisions [line items]
Other provisions	€ 5	€ 8